Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	TAURIGA SCIENCES, INC.
Entity Central Index Key	0001142790
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013

Consoldiated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash	$ 143,034	$ 619,624
Other receivables	7,906	0
Prepaid expense	19,534	12,263
Total current assets	170,474	631,887
Advance to Immunovative Therapies, Ltd. for future stock ownership	0	819,164
Less: Impairment of advances to Immunovative Therapies, Ltd. for future stock ownership	0	(819,163)
Advance to Immunovative Therapies, Ltd. for future stock ownership, net	0	1
Equipment - net	28,382	36,468
TOTAL ASSETS	198,856	668,356
CURRENT LIABILITIES
Note payable	225,000	0
Convertible notes, net of discounts	106,425	179,572
Accounts Payable	277,053	208,644
Accrued Interest	8,004	77,847
Accrued Expenses	148,348	57,584
Accrued Professional Fees	418,668	145,822
Related party payables
Due to former chairman and chief executive officer	0	16,500
Note payable to former chairman and chief executive officer	0	52,364
Total current liabilities	1,183,498	738,333
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value $0.00001; 1,000,000,000 shares authorized, 226,449,077 and 116,667,888 issued and outstanding at March 31, 2013 and 2012, respectively	2,264	1,166
Additional paid-in capital	31,000,267	20,770,505
Accumulated deficit from prior operations	(16,244,237)	(16,244,237)
Accumulated deficit during development stage	(15,741,675)	(4,595,168)
Accumulated other comprehensive loss	(1,261)	(2,243)
Total stockholders' equity (deficit)	(984,642)	(69,977)
Total liabilties and stockholders' equity (deficit)	$ 198,856	$ 668,356

Consoldiated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Mar. 31, 2012
STOCKHOLDERS' DEFICIT
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, Authorized	1,000,000,000	1,000,000,000
Common stock, Issued	226,449,077	116,667,888
Common stock, outstanding	226,449,077	116,667,888

Consoldiated Statements of Operations (Unaudited) (USD $)	12 Months Ended		16 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
OPERATING EXPENSES
General and Administrative	$ 8,374,216	$ 3,767,432	$ 12,141,648
Impairment of advances to Immunovative Therapies, Ltd. for future stock ownership	2,714,050	819,164	3,533,214
Depreciation Expense	43,919	2,668	46,587
Total Operating Expenses	11,132,185	4,589,264	15,721,449
LOSS FROM OPERATIONS	(11,132,185)	(4,589,264)	(15,721,449)
OTHER EXPENSE
Interest expense	(10,506)	(5,904)	(16,410)
Gain on settlement of law suit	20,000	0	20,000
Amortization of debt discount	(23,816)	0	(23,816)
Total Other Income (Expense)	(14,322)	(5,904)	(20,226)
LOSS FROM CONTINUING OPERATIONS	(11,146,507)	(4,595,168)	(15,741,675)
DISCONTINUED OPERATIONS
Loss from operations of discontinued operations	0	(1,650,711)	0
NET LOSS	(11,146,507)	(6,245,879)	(15,741,675)
OTHER COMPREHENSIVE INCOME (LOSS)
Translation adjustment	1,261	28,914	1,261
COMPREHENSIVE LOSS	$ (11,145,246)	$ (6,216,965)	$ (15,740,414)
NET LOSS PER SHARE (Basic and Diluted)
Loss from continuing operations	$ (0.06)	$ (0.07)
Loss from discontinued operations	$ 0	$ (0.02)
Net loss per share	$ (0.06)	$ (0.09)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic and diluted	173,804,597	73,039,842

Consolidated Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended		16 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,146,507)	$ (4,595,168)	$ (15,741,675)
Loss from Discontinued operations	0	(1,650,711)	0
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Stock based compensation	5,244,911	3,592,047	8,397,333
Shares issued in Settlement Agreement	0	153,000	153,000
Impairment of advances to Immunovative Therapies, LTD, for future stock ownership	2,714,050	819,164	3,533,214
Note payable discount amortization	23,816	10,993	23,816
Depreciation and amortization	43,919	5,465	46,587
Loss on extinguishment of debt	0	336,836	0
Decrease (increase) in assets
Other receivables	(7,906)	0	(7,906)
Prepaid expense	(7,271)	(12,264)	(2,776)
Increase (decrease) in liabilities
Accounts Payable	163,984	12,624	147,542
Accrued interest	(23,596)	55,799	(12,148)
Accrued expenses	90,764	18,172	90,888
Accrued professional fees	256,346	(111,036)	88,266
Related party payables	0	(38,053)	(96,884)
Cash used in operating activities	(2,647,490)	(1,403,132)	(3,380,743)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Equipment	(2,940)	(33,580)	(23,820)
Purchase of intangible assets-domain name	(7,893)	0	(7,893)
Advances to Immunovative Therapies, Ltd. for future stock ownership	(2,714,050)	(819,164)	(3,533,214)
Cash used in investing activities	(2,724,883)	(852,744)	(3,564,927)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	225,000	0	225,000
Repayment of note payable to Chief Executive Officer	(52,364)	(120,000)	(125,503)
Sale of Common Stock	5,191,121	2,957,856	7,261,477
Proceeds from convertible debentures	175,000	0	175,000
Commisions paid on sale of common stock	(643,956)	0	(643,956)
Cash provided by financing activities	4,894,801	2,837,856	6,892,018
Foreign Currency Translation Effect	982	28,914	27,143
NET INCREASE (DECREASE) IN CASH	(476,590)	610,894	(26,509)
CASH, BEGINNING OF PERIOD	619,624	8,730	169,543
CASH, END OF PERIOD	143,034	619,624	143,034
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest and Taxes Paid	34,102	0	0
NON CASH ITEMS
Conversion of accounts payable to common stock	(95,559)	0	(95,559)
Conversion of note payable-Caete Invest & Trade, S.A. to common stock	(179,572)	0	(179,572)
Issuance of common stock to settle commissions on private placement offering	(689,000)	0	(689,000)
Conversion of accrued interest on Caete Invest & Trade, S.A. to common stock	(46,247)	0	(46,247)
Purchase of intangible asset-domain with commons stock	(25,000)	0	(25,000)
Conversion of convertible debenture	0	(575,000)	0
Accrued interest	0	(102,215)	0
Accrued rent	0	(78,000)	0
Issuance of common stock	98	74	98
Additional paid-in-capital	1,035,280	755,141	1,035,280
Beneficial Conversion Feature	(107,609)	0	(107,609)
Additional paid in capital	$ 107,609	$ 0	$ 107,609

Consolidated Statement of Stockholders' Deficit (USD $)	Common Stock	Additional Paid-In Capital	Deficit accumulated from prior operations	Deficit accumulated during the development stage	Accumulatedothercomprehensiveincomeloss	Total
Beginning Balance, Amount at Mar. 31, 2011	$ 532	$ 12,976,186	$ (14,593,526)	$ 0	$ (31,157)	$ (1,647,965)
Beginning Balance, Shares at Mar. 31, 2011	53,245,238
Sale of common stock under private placement agreements at $0.10 per share, Shares	22,853,560
Sale of common stock under private placement agreements at $0.10 per share, Amount	229	2,285,127				2,285,356
Sale of common stock under private placement agreements at $0.05 per share, Shares	13,450,000
Sale of common stock under private placement agreements at $0.05 per share, Amount	134	672,366				672,500
Issuance of shares under consulting agreements between $0.10 and $0.14 per share, Shares	14,845,000
Issuance of shares under consulting agreements between $0.10 and $0.14 per share, Amount	148	2,008,152				2,008,300
Issuance of shares in connection with settlement agreements at $0.14 per share, Shares	1,565,000
Issuance of shares in connection with settlement agreements at $0.14 per share, Amount	16	199,484				199,500
Vesting of stock-based compensation		137,247				137,247
Conversion of accrued expense to common stock, shares	709,090
Conversion of convertible debt to common stock, Shares	7	77,993				78,000
Conversion of convertible debt to common stock, Amount	10,000,000
Issuance of stock options	100	1,013,950				1,014,050
Net loss for the period from April 1, 2011		1,400,000				1,400,000
Translation adjustment				(4,595,168)		(4,595,168)
Sale of common stock under private placement agreements at $0.10 to $0.15 per share, Shares					28,914	28,914
Net loss						(6,245,879)
Ending Balance, Amount at Mar. 31, 2012	1,166	20,770,505	(16,244,237)	(4,595,168)	(2,243)	(69,977)
Ending Balance, Shares at Mar. 31, 2012	116,667,888
Translation adjustment					982	982
Sale of common stock under private placement agreements at $0.10 to $0.15 per share, Shares	48,844,286
Sale of common stock under private placement agreements at $0.10 to $0.15 per share, Amount	489	5,190,633				5,191,122
Amendment to former chief executive officer's employment agreement at $0.10 per share, Shares	2,500,000
Amendment to former chief executive officer's employment agreement at $0.10 per share, Amount	25	249,975				250,000
Issuance of shares under consulting contract for strategic planning officer at $0.10 per share, Shares	2,500,000
Issuance of shares under consulting contract for strategic planning officer at $0.10 per share, Amount	25	249,975				250,000
Issuance of shares to purchase domain name at $0.125 per share, Shares	200,000
Issuance of shares to purchase domain name at $0.125 per share, Amount	2	24,998				25,000
Issuance of shares under consulting contracts at $0.10 to $0.29 per share during the period A net of vesting amortization, Shares	30,128,983
Issuance of shares under consulting contracts at $0.10 to $0.29 per share during the period, net of vesting amortization, Amount	300	4,421,246				4,421,546
Issuance of shares to convert Caete Invest & Trade, S.A. debt under conversion agreement, Shares	2,720,000
Issuance of shares to convert Caete Invest & Trade, S.A. debt under conversion agreement, Amount	27	225,792				225,819
Conversion of former CEO fund shareholder payment, Shares	1,592,920
Conversion of former CEO fund shareholder payment, Amount	16	89,984				90,000
Stock issued for commissions under private placement agreements, Shares	5,335,000
Stock issued for commissions under private placement agreements, Amount	53	688,947				689,000
Commission expense paid with stock issuances under private placements		(689,000)				(689,000)
Commission paid under private placement agreements in cash		(643,956)				(643,956)
Issuance of shares to CEO under employment contract for achieving capital raise goal of $7,500,000 at $0.25 per share, shares	2,500,000
Issuance of shares to CEO under employment contract for achieving capital raise goal of $7,500,000 at $0.25 per share, amount	25	624,975				625,000
Issuance of shares to former CEO under employment contract for achieving capital raise goal of $7,500,000 at $0.25 per share, shares	2,500,000
Issuance of shares to former CEO under employment contract for achieving capital raise goal of $7,500,000 at $0.25 per share, amount	25	624,975				625,000
Issuance of shares to CEO in lieu of salary at a price of $0.17 to $0.24 per share, shares	360,000
Issuance of shares to CEO in lieu of salary at a price of $0.17 to $0.24 per share, amount	4	47,396				47,400
Issuance of shares to JMJ Financial loan origination fee at $0.15 per share, shares	200,000
Issuance of shares to JMJ Financial loan origination fee at $0.15 per share, amount	2	29,998				30,000
Beneficial conversion feature related to JMJ financial convertible note		107,609				107,609
Issuance of shares to CEO as signing bonus under employment contract at $0.20 per share, shares	1,500,000
Issuance of shares to CEO as signing bonus under employment contract at $0.20 per share, amount	15	299,985				300,000
Issuance of shares to CEO as additional compensation at $0.04 per share, shares	4,000,000
Issuance of shares to CEO as additional compensation at $0.04 per share, amount	40	159,960				160,000
Issuance of shares to CFO under consulting agreement at $0.06 to $0.20 per share, shares	2,000,000
Issuance of shares to CFO under consulting agreement at $0.06 to $0.20 per share, amount	20	246,480				246,500
Issuance of shares to company attorneys for services rendered at $0.10 to $0.25 per share, shares	2,150,000
Issuance of shares to company attorneys for services rendered at $0.10 to $0.25 per share, amount	22	287,478				287,500
Consulting contract vesting amortization adjustment		(2,082,680)				(2,082,680)
Conversion of accounts payable at $0.10 per share, shares	750,000
Conversion of accounts payable at $0.10 per share, amount	8	74,992				75,000
Net loss				(11,062,011)		(11,146,507)
Ending Balance, Amount at Mar. 31, 2013	$ 2,264	$ 30,945,376	$ (16,244,237)	$ (15,657,179)	$ (1,261)	$ (984,642)
Ending Balance, Shares at Mar. 31, 2013	226,449,077

1. Nature of Business and Going Concern	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. Nature of Business and Going Concern

NOTE 1 - NATURE OF BUSINESS AND GOING CONCERN

Nature of Business

The Company, prior to December 12, 2011, was involved in the business of exploiting new technologies for the production of clean energy business which the Company abandoned.  The Company is now moving in the direction of a diversified biotechnology company which includes medical devices and the development of proprietary drug compounds.  The mission of the company is to acquire a diversified portfolio of medical technologies.

In May 2011, the Company had entered into an exclusive memorandum of understanding with Immunovative Therapies, Ltd. (“ITL”) (an Israeli company) whereby the Company would acquire a subsidiary of ITL. On December 12, 2011, the Company terminated this memorandum of understanding and entered into a License Agreement (the “License Agreement”) with ITL, pursuant to which the Company received an immediate exclusive and worldwide license to commercialize all the Licensed Products based on ITL’s current and future patents and a patent in-licensed from the University of Arizona.  The license granted covers two experimental products for the treatment of cancer in clinical development called AlloStim TM and Allo Vax TM (“Licensed Products”).  On May 8, 2012, the Company changed its name to Immunovative, Inc. to better reflect its new direction on the development and commercialization of the next generation of immunotherapy treatments.

On January 8, 2013, the Company received from ITL, a notice by which ITL purported to terminate the License Agreement dated December 9, 2011 between the Company and ITL (the “ITL Notice”), along with alleged damages.  It is the Company’s position that ITL breached the License Agreement by delivering the ITL Notice and, that prior to the ITL Notice, the License Agreement was in full force and, on January 17, 2013, and that the Company had complied in all material respects with the License Agreement and therefore the Company believes that there are no damages to ITL.  As such, on January 17, 2013, the Company filed a lawsuit against ITL, which included the request for various injunctive relief against ITL for damages stemming from this breach.  On February 19, 2013, the Company and ITL entered into a settlement agreement whereby the parties have agreed to the following: (1) the Company will submit a letter to the Court advising the Court that the parties have reached a settlement and that the Company is withdrawing its motion, (2) ITL will pay the Company $20,000, (3) ITL will issue to the Company, ITL’s share capital equivalent to 9% of the issued and outstanding shares of ITL, (4) the Company will change its name and (5) the settling parties agree that the license agreement will be terminated.

On March 13, 2013, the Company changed its name to Tauriga Sciences, Inc. to better reflect its new direction.

In May 2013, the Company signed a Memorandum of Understanding (“Constellation MOU”) with Constellation Diagnostics, Inc. (“Constellation”).  Constellation is a developer of camera-based technology with the goal of preventing skin cancer through early detection.  Under the terms of the Constellation MOU, the Company and Constellation will establish a joint venture partnership to develop and commercialize a novel, imaging-based diagnostic technology for use in predictive and preventative oncology.  Constellation has already begun product development in collaboration with professors at the Massachusetts Institute of Technology (“MIT”) and Harvard University.  The Company made an initial investment in Constellation of $100,000 for a 2% equity stake.  The Constellation MOU provides the potential of the Company earning an equity stake in Constellation of up to 35% with up to $1,000,000 in investments.

On May 31, 2013, the Company signed a Licensing Agreement with Green Hygienics, Inc. (“GHI”) to enable the Company on an exclusive basis for North America, to market and sell 100% tree-free, bamboo-based, biodegradable, hospital grade wipes, as well as other similar products.  The Company paid $250,000 for the licensing rights and has issuable 4,347,826 shares of common stock of the Company to GHI whereas GHI’s parent company, Green Innovations Ltd. (“GNIN”) has issuable to the Company 625,000 shares of common stock of GNIN.  See Notes 4 and 6.

Going Concern

As indicated in the accompanying consolidated financial statements, the Company has incurred net operating losses for continuing operations of $15,741,675 since inception of the development stage and has negative working capital of $1,013,024.  Management’s plans include the raising of capital through equity markets to fund future operations, seeking merger candidates, and generating revenues through licensing agreements.  Failure to raise adequate capital, complete a successful merger and generate adequate sales revenues could result in the Company having to curtail or cease operations.  Additionally, even if the Company does raise sufficient capital to support its operating expenses, complete a successful merger and generate adequate revenues, there can be no assurances that the revenues will be sufficient to enable it to develop business to a level where it will generate profits and cash flows from operations.  These matters raise substantial doubt about the Company’s ability to continue as a going concern.  However, the accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

2. Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
2. Summary of Significant Accounting Policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Effective July 1, 2009, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 105-10 Generally Accepted Accounting Principles-Overall (“ASC 105-10”). ASC 105-10 establishes the FASB Accounting Standards Codification (the “Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied to nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP for SEC registrants.  All guidance contained in the Codification carries an equal level of authority.  The Codification superseded all existing non-SEC accounting and reporting standards.  All other non-grandfathered, non-SEC accounting literature not included in the codification is non-authoritative.  The FASB will not issue new standards in the form of Statements, FASB Positions or Emerging Issue Task Force Abstracts.  Instead, it will issue Accounting Standards Updates (“ASUs”).  The FASB will not consider ASUs as authoritative in their own right.  ASUs will serve only to update the Codification, provide background information about the guidance and provide the basis for conclusions on the change(s) in the Codification.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Foreign Currency Translation

Commencing with the quarter ended June 30, 2012, the Company considers the U.S. dollar to be its functional currency.  Prior to March 31, 2012, the Company considered the Canadian dollar to be its functional currency.  Assets and liabilities were translated into U.S. dollars at year-end exchange rates.  Statement of operations amounts were translated using the average rate during the year.  Gains and losses resulting from translating foreign currency financial statements were included in accumulated other comprehensive gain or loss, a separate component of stockholders’ deficit.

Cash Equivalents

For purposes of reporting cash flows, cash equivalents include investment instruments purchased with an original maturity of three months or less.

Equipment and Depreciation

Equipment is stated at cost and is depreciated using the straight line method over the estimated useful lives of the respective assets.  Routine maintenance, repairs and replacement costs are expensed as incurred and improvements that extend the useful life of the assets are capitalized.  When equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is recognized in operations.

Consolidated Financial Statements

The financial statements include the accounts and activities of Tauriga Sciences, Inc. and its wholly-owned Canadian subsidiary, Tauriga Canada, Inc. (formerly known as Immunovative Canada, Inc.)  All inter-company transactions have been eliminated in consolidation.

Net Loss Per Common Share

The Company computes per share amounts in accordance with ASC Topic 260 Earnings per Share (“EPS”) which requires presentation of basic and diluted EPS.  Basic EPS is computed by dividing the income (loss) available to Common Stockholders by the weighted-average number of common shares outstanding for the period.  Diluted EPS is based on the weighted-average number of shares of Common Stock and Common Stock equivalents outstanding during the periods.  A fully diluted calculation is not presented since the results would be anti-dilutive.

Stock-Based Compensation

The Company accounts for Stock-Based Compensation under ASC 718 “Compensation-Stock Compensation”, which addresses the accounting for transactions in which an entity exchanges its equity instruments for goods or services, with a primary focus on transactions in which an entity obtains employee services in share-based payment transactions.  ASC 718-10 requires measurement of cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions).  Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized.

The Company accounts for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees.  Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  Any stock options or warrants issued to non-employees are recorded in expense and an offset to additional paid-in capital in shareholders’ equity/(deficit) over the applicable service periods using variable accounting through the vesting dates based on the fair value of the options or warrants at the end of each period.

The Company issues stock to consultants for various services.  The costs for these transactions are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  The value of the common stock is measured at the earlier of (1) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (2) the date at which the counterparty’s performance is complete.  The Company recognized consulting expense and a corresponding increase to additional paid-in-capital related to stock issued for services.

Comprehensive Income

The Company has adopted ASC 211-05 effective January 1, 2012 which requires entities to report comprehensive income within a continuous statement of comprehensive income.

Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of information that historically has not been recognized in the calculation of net income.

Income Taxes

The Company accounts for income taxes utilizing the liability method of accounting.  Under the liability method, deferred taxes are determined based on differences between financial statement and tax bases of assets and liabilities at enacted tax rates in effect in years in which differences are expected to reverse.  Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts that are expected to be realized.

Impairment of Long-Lived Assets

Long-lived assets, primarily fixed assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable.  The Company will perform a periodic assessment of assets for impairment in the absence of such information or indicators.  Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable.  For long-lived assets to be held and used, the Company would recognize an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and estimated fair value.

Research and Development

The Company expenses research and development costs as incurred.

Fair Value Measurements

ASC 820 Fair Value Measurements defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.

The following provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which fair value is observable:

Level 1- fair value measurements are those derived from quoted prices (unadjusted in active markets for identical assets or liabilities);

Level 2- fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3- fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Financial instruments classified as Level 1 - quoted prices in active markets include cash.

These consolidated financial instruments are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment to estimation. Valuations based on unobservable inputs are highly subjective and require significant judgments.  Changes in such judgments could have a material impact on fair value estimates.  In addition, since estimates are as of a specific point in time, they are susceptible to material near-term changes.  Changes in economic conditions may also dramatically affect the estimated fair values.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of March 31, 2013.  The respective carrying value of certain financial instruments approximated their fair values due to the short-term nature of these instruments.  These financial instruments include cash, accounts payable, accrued expenses and due to related parties.

Uncertainty in Income Taxes

Income taxes are accounted for under the liability method of accounting for income taxes.  Under the liability method, future tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of assets and liabilities and their respective tax bases.  Future tax assets and liabilities are measured using enacted or substantially enacted income tax rates expected to apply when the asset is realized or the liability settled.  The effect of a change in income tax rates on future income tax liabilities and assets is recognized in income in the period that the change occurs.  Future income tax assets are recognized to the extent that they are considered more likely than not to be realized.

ASC 740 “Income Taxes” clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements.  This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position.  If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.

As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by ASC 740 and concluded that the tax position of the Company does meet the more-likely-than-not threshold as of March 31, 2013.

Reclassification

Certain amounts at March 31, 2012 have been reclassified to conform to the presentation used in the March 31, 2013 financial statements.

Recent Accounting Pronouncements

In June 2011, the FASB issued ASU No. 2011-05 which amends ASC Topic 220, Comprehensive Income.  Under the amendment, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  Additionally, the FASB issued a second amendment to ASC Topic 220 in December 2011, ASU No. 2011-12, which allows companies the ability to defer certain aspects of ASU 2011-05.  For public entities, these amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The amendments do not require any transition disclosures.  The Company has adopted this ASC retroactively.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles-Goodwill and Other, which simplifies how an entity is required to test Goodwill for impairment.  This ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test.  Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based upon qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount.  The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted.  The Company does not expect the provisions of ASU 2011-08 to have a material effect on the financial position, results of operations, or cash flows of the Company.

Management does not believe any other recently issued but not yet effective accounting pronouncements, if adopted, would have an effect on the accompanying consolidated financial statements.

3. Equipment	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
3. Equipment

NOTE 3 - EQUIPMENT

The Company’s equipment is as follows:

	March 31,	March 31,
	2013	2012	Estimated Life

Computer and office equipment	$49,951	$47,011	5 years
Less: accumulated depreciation	21,569	10,543
	$28,382	$36,468

4. License Agreements	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
4. License Agreement

NOTE 4 – LICENSE AGREEMENTS

Immunovative Therapies, Ltd.

On December 12, 2011, the Company entered into a License Agreement (the “License Agreement”) with Immunovative Therapies, Ltd., an Israeli Corporation (“ITL”), pursuant to which the Company received an immediate exclusive and worldwide license to commercialize all product candidates (the “Licensed Products”) based on ITL’s current and future patents and a patent in-licensed from the University of Arizona.  The license granted covers two experimental products for the treatment of cancer in clinical development called AlloStim TM and Allo Vaz TM (“Licensed Products”).

On January 8, 2013, the Company received from ITL, a notice by which ITL purported to terminate the License Agreement dated December 9, 2011 between the Company and ITL (the “ITL Notice”), along with alleged damages.  It is the Company’s position that ITL breached the License Agreement by delivering the ITL Notice and, that prior to the ITL Notice, the License Agreement was in full force and, on January 17, 2013 and that the Company had complied in all material respect with the License Agreement therefore the Company believes that there are no damages to ITL.  As such, on January 17, 2013, the Company filed a lawsuit against ITL, which included the request for various injunctive relief against ITL for damages stemming from this breach.  On February 19, 2013, the Company and ITL entered into a settlement agreement whereby the parties have agreed to the following: (1) the Company will submit a letter to the Court advising the Court that the parties have reached a settlement and that the Company is withdrawing its motion, (2) ITL will pay the Company $20,000, (3) ITL will issue to the Company, ITL’s share capital equivalent to 9% of the issued and outstanding shares of ITL, (4) the Company will change its name and (5) the settling parties agree that the license agreement will be terminated.  No value has been assigned to the ITL shares as they are deemed to be worthless.

Green Hygienics, Inc.

On May 31, 2013, the Company executed a licensing agreement with GHI (see Notes 1 and 6).  The Licensing Agreement with GHI will enable the Company, on an exclusive basis for North America, to market and sell 100% tree-free, bamboo-based, biodegradable, hospital grade wipes, as well as other similar products to commercial entities including medical facilities, schools, and more.  The Company paid $250,000 for the licensing rights and has issuable 4,347,826 shares of common stock of the Company to GHI whereas GHI’s parent company, GNIN has issuable the Company 625,000 shares of common stock of GNIN.  The terms of the Licensing Agreement provides the equal recognition of profits between the Company and GHI on the sales by the Company.

5. Convertible Notes And Notes Payable	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
5. Note Payable

NOTE 5 – CONVERTIBLE NOTES AND NOTES PAYABLE

Convertible Notes Payable

During the period of February 22, 2013 to March 28, 2013, the Company entered into 8% convertible promissory notes with various individuals aggregating $225,000.  The notes are unsecured and are due 180 days from the date of issue.  Should the notes not be repaid at the respective maturity date, the lender has the right to convert the unpaid principal and interest into common stock of the Company at $0.025 per share.

On October 19, 2012, the Company entered into a one year convertible promissory note agreement for $445,000 with JMJ Financial, a California based institutional investor.  The note is non-interest bearing for the first 90 days and subsequent to that, the note has an interest rate of 5% per annum. The note at the holder’s option is Convertible at any time after the effective date of the note. The conversion price is the lesser of $0.25 or 75% of the lowest trade price in the 25 trading days previous to the conversion. The Company paid an origination fee of 200,000 shares of its common stock to secure the loan.  On November 14, 2012, the Company received $150,000 and an additional $25,000 on March 27, 2013.  The 25% discount created a beneficial conversion feature at the commitment dates aggregating $107,609 representing a discount which is being accreted monthly from the issuance date of the note through maturity and is recorded as additional interest expense.  At March 31, 2013, the loan balance is $106,425, net of unamortized discount of $68,575.

Notes Payable

On November 1, 2009, the Company issued a $242,000 promissory note to Caete Invest & Trade, S.A. maturing on October 31, 2010.  The note bears interest at the rate of 10% per annum and is payable at maturity. The face amount of the note plus accrued interest is convertible into unregistered common stock of the company at the lesser of 100% of the volume weighted average price (“VWAP”) of common stock as reported by Bloomberg L.P. on the day prior to the conversion date and a 15% discount to the lowest daily closing “VWAP” of common stock during the five days prior to the conversion date.  The Company, in accordance with EITF 98-5 and 00-27, utilized the Market approach to value the debt instrument and concluded that a beneficial conversion feature exists since the effective conversion price of shares was less than the stock price at commitment date.  The 15% discount created a beneficial conversion feature at the commitment date aggregating $36,300 which was accreted monthly from the issuance date of the promissory note through maturity and was recorded as additional interest expense.   On February 4, 2010, $62,428 of the loan was repaid.  The loan balance was $179,572 at March 31, 2012.  On April 26, 2012, through an assignment of the Debt Agreement, Caete Invest & Trade, S.A. agreed to sell and/or assign the debt, including interest owed by the Company to a third party investor/shareholder of the Company who repaid Caete Invest & Trade, S.A. The assignment transferred to the individual any and all rights, interests and claim arising under the original note agreement.  On May 21, 2012, the note was converted into 2,720,000 shares of the Company’s common stock.

Notes Payable to Related Party

On January 21, 2010, the Company issued to its former Chief Executive Officer a $172,364 promissory note maturing on January 21, 2012.  The note bears interest at the rate of 10% per annum and is payable at maturity.  The face amount of the loan plus accrued interest is convertible into unregistered common stock of the company at the lesser of 100% of the volume weighted average price (“VWAP”) of common stock as reported by Bloomberg L.P. on the day prior to the conversion date and a 15% discount to the lowest daily closing “VWAP” of common stock during the five days prior to the conversion date.  The Company, in accordance with EITF 98-5 and 00-27, utilized the Market approach to value the debt instrument and concluded that a beneficial conversion feature exists since the effective conversion price of shares was less than the stock price at commitment date.  The 15% discount created a beneficial conversion feature at the commitment date aggregating $55,923 which was accreted monthly from the issuance date of the promissory note through maturity and was recorded as additional interest expense. At March 31, 2012, the loan balance was $52,364 and was repaid on August 2, 2012 with accrued interest of $34,102.

6. Related Parties	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
6. Related Parties

NOTE 6 – RELATED PARTIES

Antonio Treminio, former chief executive officer and chairman of the Company, was a note holder of the Company.  On August 2, 2012, the remaining balance of the note payable of $52,364 and the accrued interest of $34,102 was repaid.

On May 31, 2013, the Company executed a licensing agreement with GHI (see Notes 1, 4 and 10).  The Company’s CFO, Bruce Harmon, is also the CFO and Chairman of Green Innovations Ltd., the parent company of GHI.

On June 18, 2013, the Company entered into a Letter of Intent for a Licensing Agreement with Rhamnolipid, Inc. (“RhamInc”).  Bruce Harmon, an officer of the Company, is the CFO of RhamInc (see Note 10).

7. Stockholders' Equity (Deficit)	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
7. Stockholders' Equity (Deficit)

NOTE 7 - STOCKHOLDERS’ DEFICIT

Common Stock

During the year ended March 31, 2012, the Company sold for cash under private placement agreements 22,853,560 shares of its common stock at $0.10 per share and 13,450,000 shares of its common stock at $0.05 per share.

During the year ended March 31, 2012, the Company issued to various consultants 14,845,000 shares of its common stock at prices ranging between $0.10 and $0.14 per share.  These shares were valued at the market price of the stock on the date of commitment.  These consulting agreements were issued to the consultants to assist the Company in developing business strategies, assist in capital introductions, and other mutually agreed upon services.  The aggregate value of the shares has been recorded as stock-based compensation.

The Company issued 1,565,000 shares of its common stock in connection with settlement agreements.  The shares were valued at $0.14, the value at the date of settlement.

During the year ended March 31, 2012, the Company converted unpaid rent on the corporate office in the amount of $78,000.  Accordingly, 709,090 shares of the Company’s common stock were issued at $0.1098 per share.  The rent was payable to a party related to the former chief executive officer.

On July 11, 2011, the Company converted a $500,000 debenture along with accrued penalties for being in default and accrued unpaid interest into 10,000,000 shares of the Company’s common stock and recognized a loss on extinguishment of $336,836.

During the year ended March 31, 2013, the Company sold for cash under private placement agreements, 48,844,286 shares of its common stock at an average price of $0.10 per share.

On May 15, 2012, the former chief executive officer’s employment contract was amended to award him an additional 2,500,000 shares of the Company’s common stock at $0.10 per share, the value at the date of commitment.  Additionally, his employment contract was amended to award him an additional 2,500,000 shares conditional upon the Company raising a total of $7,500,000 in private placement funds.

On May 15, 2012, the strategic planning vice president was issued a consulting agreement for 36 months.  In connection with the agreement, he was issued 2,500,000 shares of the Company’s common stock and an additional 2,500,000 shares conditional upon the Company raising a total of $7,500,000 in private placement funds.

The Company issued 200,000 shares of its common stock at $0.125 per share to obtain the rights to a domain name.

On May 21, 2012, the Company issued 2,720,000 shares of its common stock to convert the Caete Invest & Trade, S.A. debt plus accrued interest.  The note principal and accrued interest aggregated $225,819.

During the course of the year, the Company converted $95,575 of accounts payable by issuing 1,592,920 shares of its common stock at an average price of $0.06 per share.

On October 19, 2012, the Company issued 200,000 shares of its common stock to obtain a loan at $0.15 per share.

On August 22, 2012, a signing bonus in the amount of 1,500,000 shares was issued to the chief executive officer in connection with his employment contract.  The shares were valued at $0.20 per share, the value at commitment date.

In December 2012, the board approved the issuance of an additional 4,000,000 shares to the Company’s chief executive officer.  The shares were valued at $0.04 per share, the value at the date of commitment.

In connection with the chief financial officer consulting agreement dated September 1, 2012, and subsequent modification, 2,000,000 shares were awarded at a price ranging from $0.06 to $0.20 per share.

The Company, during the course of the year has issued 2,150,000 shares of its common stock at prices ranging from $0.10 to $0.25 per share for legal services.

Commencing October 2012, the chief executive officer received 360,000 shares (60,000 per month) of the Company’s common stock as salary in lieu of cash.  These shares were valued between $0.04 and $0.24 per share.  His employment agreement was subsequently modified in December 2012 to begin cash compensation in addition to the 60,000 shares award per month.

During the year ended March 31, 2013, the Company issued to various consultants 30,878,983 shares of its common stock at prices ranging between $0.10 and $0.29 per share.  These shares were valued at the market price of the common stock on the date of commitment.  These consulting agreements were issued to the consultants to assist the Company in developing business strategies, assist in capital introductions and the mutually agreed upon services.  The aggregate value of the shares has been recorded as stock-based compensation.

The Company issued 5,335,000 shares of its common stock and 643,956 in cash as commissions related to the private placements.

In connection with the consulting agreements and the board advisory agreements, the agreements have as part of the compensation arrangements, the following clauses:  a) the consultant will be reimbursed for all reasonable out of pocket expenses, b) to the extent the consultant introduces the Company to any sources of equity or debt arrangements, the Company agrees to pay 8% to 10% in cash and 8% to 10% in common stock of the Company of all cash amounts actually received by the Company and 2% for debt arrangements, and c) the Company, in its sole discretion, may make additional cash payments and/or issue additional shares of common stock to the consultant based  upon the consultant’s performance.

Warrants for Common Stock

The following table summarizes the activity of the warrants for common stock issued in 2010 in connection with consulting agreements outstanding as at March 31, 2013:

	Number of Warrants	Exercise Price	Expiration Date

Balance March 31, 2012	394,465	$0.75	8/2014
Exercised	-

Balance March 31, 2013	394,465

The warrants were valued utilizing the following assumption employing the Black-Scholes Pricing Model:

Volatility	241.65% to 244.92%
Risk-free rate	1.34% to 0.41%
Dividend	-
Expected life of warrants	3

Stock Options

On February 1, 2012, the Company awarded 5,000,000 options to purchase common shares to its former Chief Executive Officer and 5,000,000 options to purchase common shares to the vice president – strategic planning.  These options vested immediately and were for services performed.  The Company recorded stock-based compensation expense of $1,400,000 for the issuance of these options.  The following weighted average assumptions were used for Black-Scholes option-pricing model to value these stock options:

Volatility	220%
Expected dividend rate	-
Expected life of options in years	10
Risk-free rate	1.87%

A summary of option activity as of March 31, 2013, and changes during the period then ended, is presented below:

Weighted
	Weighted		Average
	Average		Remaining	Aggregate
	Exercise	Number of	Contractual	Intrinsic
Options	Price	Shares	Term	Value

Balance March 31, 2012	$0.10	10,000,000	8.92	$400,000
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options cancelled/forfeited	-	-	-	-
Balance at March 31, 2013	$0.10	10,000,000	8.92	$400,000
Exercisable at March 31, 2013	$0.10	10,000,000	8.92	$400,000

8. Commitments and Contingencies	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
8. Commitments and Contingencies

NOTE 8 - COMMITMENTS AND CONTINGENCIES

Legal Matters

On January 8, 2013, the Company received from ITL, a notice by which ITL purported to terminate the License Agreement dated December 9, 2011 between the Company and ITL (the “ITL Notice”), along with alleged damages.  It is the Company’s position that ITL breached the License Agreement by delivering the ITL Notice and, that prior to the ITL Notice, the License Agreement was in full force and, on January 17, 2013 and that the Company had complied in all material respect with the License Agreement therefore the Company believes that there are no damages to ITL.  As such, on January 17, 2013, the Company filed a lawsuit against ITL, which included the request for various injunctive relief against ITL for damages stemming from this breach.  On February 19, 2013, the Company and ITL entered into a settlement agreement whereby the parties have agreed to the following: (1) the Company will submit a letter to the Court advising the Court that the parties have reached a settlement and that the Company is withdrawing its motion, (2) ITL will pay the Company $20,000, (3) ITL will issue to the Company, ITL’s share capital equivalent to 9% of the issued and outstanding shares of ITL, (4) the Company will change its name and (5) the settling parties agree that the license agreement will be terminated.

The Company incurred and paid approximately $385,000 in legal fees related to the litigation between the Company ITL. The primary attorneys for this issue were Winston and Strawn LLP.

Commitments

On January 31, 2012, the Company entered into a three year lease for its corporate office. This requires a monthly payment of $2,150 per month. Required annual payments are as follows: 2013-$25,800; 2014-$25,800; and 2015-$2,150.

The Company’s consulting agreement with its chief financial officer has compensation payable at $4,000 per month and 50,000 shares of common stock issuable on a quarterly basis. The contract expires on August 31, 2013.

In connection with the Company’s consulting contracts, the Company has commitments for monthly payments of approximately $26,000 for the ensuing twelve months

On August 22, 2012, the Company appointed a new chief executive officer and entered into an employment agreement. The contract provides for a base salary of $132,000 per year, the issuance of 1,500,000 shares of the Company’s common stock as a signing bonus and ratifies provisions of a previous consulting contract which was simultaneously cancelled which include the issuance of 5,000,000 ten year options exercisable at $0.10 per share and the issuance of 2,500,000 shares of the Company’s common stock conditional on the Company raising $7,500,000 in private placement funds.

On August 22, 2012, the new chief executive officer agreed to forego the cash compensation payable monthly and receive instead 60,000 shares of the Company’s common stock. On November 30, 2012, the chief executive officer’s employment contract was amended to reinstate the cash compensation and still continue to receive the 60,000 shares of the Company’s common stock on a monthly basis.

9. Provision For Income Taxes	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
9. Provision For Income Taxes

NOTE 9 – PROVISION FOR INCOME TAXES

Deferred income taxes are determined using the liability method for the temporary differences between the financial reporting basis and income tax basis of the Company’s assets and liabilities. Deferred income taxes are measured based on the tax rates expected to be in effect when the temporary differences are included in the Company’s tax return. Deferred tax assets and liabilities are recognized based on anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases.

Deferred tax assets consist of the following:

	March 31,
	2013	2012
Net operating losses	$10,300,000	$7,700,000
Valuation allowance	(10,300,000)	(7,700,000)
	$-	$-

At March 31, 2013, the Company had a U.S. net operating loss carryforward in the approximate amount of $30,000,000 available to offset future taxable income through 2032. The Company established valuation allowances equal to the full amount of the deferred tax assets due to the uncertainty of the utilization of the operating losses in future periods.  The Company also has a Canadian carry forward loss which approximates $500,000 and is available to offset future taxable income through 2032.

A reconciliation of the Company’s effective tax rate as a percentage of income before taxes and federal statutory rate for the periods ended March 31, 2013 and 2012 is summarized as follows:

	2013	2012

Federal statutory rate	(34.0)%	(34.0)%
State income taxes, net of federal benefits	3.3	3.3
Valuation allowance	30.7	30.7
	0%	0%

10. Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
10. Subsequent Events

NOTE 10 - SUBSEQUENT EVENTS

On May 18, 2013, the Company secured $50,000 from a San Diego based institutional investor, at terms consistent with the terms of the JMJ Financial $445,000 promissory note, entered into in mid-October, 2012.

On May 23, 2013, the Company completed a $225,000 equity private placement with New York City based institutional investor Hanover Holdings I, LLC, a New York limited liability Company ("Hanover"). The note is convertible at any time, in whole or in part, at Hanover's option into shares of the Company's common stock at a fixed conversion price of $0.055 per share (subject to adjustment). The Company has agreed to file a registration statement with the U.S. Securities and Exchange Commission (“SEC”) covering the resale of the underlying shares of common stock that may be obtained by conversion of the note. Funds obtained through this financing will be used by the Company for general and administrative purposes and working capital.  The note has an eight-month term and was issued with an initial principal amount of $337,500 for a purchase price of $225,000 (a 33.33% original issue discount). Under terms of the note, the initial principal amount of $337,500 will be reduced to the purchase price of $225,000 if the Company meets all of their filing obligations. The note accrues at the rate of 12% per annum and includes customary event of default provisions.

On May 31, 2013, the Company executed a licensing agreement with GHI for the exclusive North American marketing to commercial entities of 100% tree-free, bamboo-based, biodegradable, hospital grade wipes and other related products (see Notes 1, 5 and 6).

On June 3, 2013, the Company entered into a $5,000,000 common stock purchase agreement, dated as of June 3, 2013 (the "Purchase Agreement"), with Hanover, as described in the Current Report on Form 8-K filed by the Company with the SEC on June 5, 2103 (the "EEP Transaction").  On June 5, 2013 (the "Amendment Date"), the Company and Hanover entered into Amendment No.1 to the Purchase Agreement dated June 5, 2013 ("Amendment No. 1"). Amendment No. 1 amended and restated certain provisions of the Purchase Agreement such that the Investor, after the Amendment Date, shall no longer have the right to approve or consent to any press release of the Company relating to the EEP Transaction prior to issuance, or to approve or consent to any filing with the SEC relating to the EEP Transaction prior to filing with the SEC. Rather, after the Amendment Date, Magna shall only have the right to review and provide comments to the Company on such press releases and filings with the SEC prior to their issuance or filing, and the Company must duly consult with Magna thereon and consider such comments prior to their issuance or filing.  The foregoing description of Amendment No. 1 is qualified in its entirety by reference to the provisions of Amendment No. 1 filed as exhibit 10.1 to the Form 8-K filed on June 5, 2013.

On June 12, 2013, the Company completed a $75,000 private placement for common stock with San Francisco, CA based Redwood Management, at a fixed conversion price of $0.06 per share.  There are included default provisions that could result in a lower ultimate conversion price than $0.06 per share.

On June 18, 2013, the Company entered into a Letter of Intent for a Licensing Agreement with RhamInc.  RhamInc, with its trade secret for the only known cost effective production of rhamnolipids, along with numerous worldwide patents, desires to have the Company market various medically related applications including, but not limited to, the use of rhamnolipids in biofilm for surgical instruments.  Bruce Harmon, an officer of the Company, is the CFO and a director of RhamInc (see Note 6).

On June 24, 2013, the Company entered into a Securities Purchase Agreement with Typenex Co-Investment, LLC (“Typenex”), for the sale of an 8% convertible note in the principal amount of $550,000 (which includes Typenex legal expenses in the amount of $7,500 and a $50,000 original issue discount) for $500,000, consisting of $100,000 paid in cash at closing and four secured promissory notes, aggregating $400,000, bearing interest at the rate of 8% per annum, the first note maturing three days after Typenex receives a letter from the Company’s transfer agent satisfactory to Typenex, in their sole discretion, and the four remaining notes each maturing sixty days following the occurrence of the maturity date (the “Investor Notes”).  The Investor Notes may be prepaid, without penalty, all or portion of the outstanding balance along with accrued but unpaid interest at any time prior to maturity.  The Company has no obligation to pay Typenex any amounts on the unfunded portion of the note.

2. Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

Commencing with the quarter ended June 30, 2012, the Company considers the U.S. dollar to be its functional currency.  Prior to March 31, 2012, the Company considered the Canadian dollar to be its functional currency.  Assets and liabilities were translated into U.S. dollars at year-end exchange rates.  Statement of operations amounts were translated using the average rate during the year.  Gains and losses resulting from translating foreign currency financial statements were included in accumulated other comprehensive gain or loss, a separate component of stockholders’ deficit.

Cash Equivalents	Cash Equivalents For purposes of reporting cash flows, cash equivalents include investment instruments purchased with an original maturity of three months or less.
Equipment and Depreciation

Equipment and Depreciation

Equipment is stated at cost and is depreciated using the straight line method over the estimated useful lives of the respective assets.  Routine maintenance, repairs and replacement costs are expensed as incurred and improvements that extend the useful life of the assets are capitalized.  When equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is recognized in operations.

Consolidated Financial Statements

Consolidated Financial Statements

The financial statements include the accounts and activities of Tauriga Sciences, Inc. and its wholly-owned Canadian subsidiary, Tauriga Canada, Inc. (formerly known as Immunovative Canada, Inc.)  All inter-company transactions have been eliminated in consolidation.

Net Loss Per Common Share

Net Loss Per Common Share

The Company computes per share amounts in accordance with ASC Topic 260 Earnings per Share (“EPS”) which requires presentation of basic and diluted EPS.  Basic EPS is computed by dividing the income (loss) available to Common Stockholders by the weighted-average number of common shares outstanding for the period.  Diluted EPS is based on the weighted-average number of shares of Common Stock and Common Stock equivalents outstanding during the periods.  A fully diluted calculation is not presented since the results would be anti-dilutive.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for Stock-Based Compensation under ASC 718 “Compensation-Stock Compensation”, which addresses the accounting for transactions in which an entity exchanges its equity instruments for goods or services, with a primary focus on transactions in which an entity obtains employee services in share-based payment transactions.  ASC 718-10 requires measurement of cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions).  Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized.

The Company accounts for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees.  Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  Any stock options or warrants issued to non-employees are recorded in expense and an offset to additional paid-in capital in shareholders’ equity/(deficit) over the applicable service periods using variable accounting through the vesting dates based on the fair value of the options or warrants at the end of each period.

The Company issues stock to consultants for various services.  The costs for these transactions are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  The value of the common stock is measured at the earlier of (1) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (2) the date at which the counterparty’s performance is complete.  The Company recognized consulting expense and a corresponding increase to additional paid-in-capital related to stock issued for services.

Comprehensive Income

Comprehensive Income

The Company has adopted ASC 211-05 effective January 1, 2012 which requires entities to report comprehensive income within a continuous statement of comprehensive income.

Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of information that historically has not been recognized in the calculation of net income.

Income Taxes

Income Taxes

The Company accounts for income taxes utilizing the liability method of accounting.  Under the liability method, deferred taxes are determined based on differences between financial statement and tax bases of assets and liabilities at enacted tax rates in effect in years in which differences are expected to reverse.  Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts that are expected to be realized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, primarily fixed assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable.  The Company will perform a periodic assessment of assets for impairment in the absence of such information or indicators.  Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable.  For long-lived assets to be held and used, the Company would recognize an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and estimated fair value.

Research and Development	Research and Development The Company expenses research and development costs as incurred.
Fair Value Measurements

Fair Value Measurements

ASC 820 Fair Value Measurements defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.

The following provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which fair value is observable:

Level 1- fair value measurements are those derived from quoted prices (unadjusted in active markets for identical assets or liabilities);

Level 2- fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3- fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Financial instruments classified as Level 1 - quoted prices in active markets include cash.

These consolidated financial instruments are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment to estimation. Valuations based on unobservable inputs are highly subjective and require significant judgments.  Changes in such judgments could have a material impact on fair value estimates.  In addition, since estimates are as of a specific point in time, they are susceptible to material near-term changes.  Changes in economic conditions may also dramatically affect the estimated fair values.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of March 31, 2013.  The respective carrying value of certain financial instruments approximated their fair values due to the short-term nature of these instruments.  These financial instruments include cash, accounts payable, accrued expenses and due to related parties.

Uncertainty in Income Taxes

Uncertainty in Income Taxes

Income taxes are accounted for under the liability method of accounting for income taxes.  Under the liability method, future tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of assets and liabilities and their respective tax bases.  Future tax assets and liabilities are measured using enacted or substantially enacted income tax rates expected to apply when the asset is realized or the liability settled.  The effect of a change in income tax rates on future income tax liabilities and assets is recognized in income in the period that the change occurs.  Future income tax assets are recognized to the extent that they are considered more likely than not to be realized.

ASC 740 “Income Taxes” clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements.  This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position.  If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.

As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by ASC 740 and concluded that the tax position of the Company does meet the more-likely-than-not threshold as of March 31, 2013.

Reclassification	Reclassification Certain amounts at March 31, 2012 have been reclassified to conform to the presentation used in the March 31, 2013 financial statements.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2011, the FASB issued ASU No. 2011-05 which amends ASC Topic 220, Comprehensive Income.  Under the amendment, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  Additionally, the FASB issued a second amendment to ASC Topic 220 in December 2011, ASU No. 2011-12, which allows companies the ability to defer certain aspects of ASU 2011-05.  For public entities, these amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The amendments do not require any transition disclosures.  The Company has adopted this ASC retroactively.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles-Goodwill and Other, which simplifies how an entity is required to test Goodwill for impairment.  This ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test.  Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based upon qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount.  The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted.  The Company does not expect the provisions of ASU 2011-08 to have a material effect on the financial position, results of operations, or cash flows of the Company.

Management does not believe any other recently issued but not yet effective accounting pronouncements, if adopted, would have an effect on the accompanying consolidated financial statements.

3. Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Equipment
	March 31,	March 31,
	2013	2012	Estimated Life

Computer and office equipment	$49,951	$47,011	5 years
Less: accumulated depreciation	21,569	10,543
	$28,382	$36,468

7. Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Warrants
	Number of Warrants	Exercise Price	Expiration Date

Balance March 31, 2012	394,465	$0.75	8/2014
Exercised	-

Balance March 31, 2013	394,465

Pricing model to value Stock Options

The warrants were valued utilizing the following assumption employing the Black-Scholes Pricing Model:

Volatility	241.65% to 244.92%
Risk-free rate	1.34% to 0.41%
Dividend	-
Expected life of warrants	3

Stock Options

Volatility	220%
Expected dividend rate	-
Expected life of options in years	10
Risk-free rate	1.87%

Stock Options
Weighted
	Weighted		Average
	Average		Remaining	Aggregate
	Exercise	Number of	Contractual	Intrinsic
Options	Price	Shares	Term	Value

Balance March 31, 2012	$0.10	10,000,000	8.92	$400,000
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options cancelled/forfeited	-	-	-	-
Balance at March 31, 2013	$0.10	10,000,000	8.92	$400,000
Exercisable at March 31, 2013	$0.10	10,000,000	8.92	$400,000

9. Provision For Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets
	March 31,
	2013	2012
Net operating losses	$10,300,000	$7,700,000
Valuation allowance	(10,300,000)	(7,700,000)
	$-	$-

Reconciliation of the Company���s effective tax rate as a percentage of income before taxes and federal statutory rate
	2013	2012

Federal statutory rate	(34.0)%	(34.0)%
State income taxes, net of federal benefits	3.3	3.3
Valuation allowance	30.7	30.7
	0%	0%

1. Nature of Business and Going Concern (Details Narrative) (USD $)	12 Months Ended		16 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Nature Of Business And Going Concern Details Narrative
Net operating losses	$ (11,146,507)	$ (4,595,168)	$ (15,741,675)
Working capital	$ (1,013,024)		$ (1,013,024)

3. Equipment (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Equipment Details
Computer and office equipment	$ 49,951	$ 47,011
Less: accumulated depreciation	21,569	10,543
Equipment, Net	$ 28,382	$ 36,468
Computer and office equipment useful life	5 years

4. License Agreements (Details Narrative) (USD $)	Mar. 31, 2013	Mar. 31, 2012
License Agreements Details Narrative
Advances to Immunovative Therapies, Ltd. for future stock ownership	$ 3,533,214	$ 819,164

6. Convertible Notes And Notes Payable (Details Narrative) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Convertible Notes And Notes Payable Details Narrative
Convertible Notes Payable, net	$ 106,425	$ 179,572
Unamortized discount	$ 30,680

7. Stockholders' Equity (Deficit) (Details) (Warrant [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Warrant [Member]
Number of Options Outstanding	394,465	394,465
Number of Options Exercised	0
Weighted Average Exercise Price Outstanding	$ 0.75
Outstanding options expiration date	8/2014

7. Stockholders' Equity (Deficit) (Details 1) (Warrant [Member])	12 Months Ended
Mar. 31, 2013
Warrant [Member]
Volatility, Minimum	241.65%
Volatility, Maximum	244.92%
Risk-free rate, Minimum	1.34%
Risk-free rate, Maximum	0.41%
Dividend rate	0.00%
Expected life	3 years

7. Stockholders' Equity (Deficit) (Details 2) (StockOptions [Member])	12 Months Ended
Mar. 31, 2013
StockOptions [Member]
Volatility	220.00%
Expected dividend rate	0.00%
Expected life	10 years
Risk-free rate	1.87%

7. Stockholders' Equity (Deficit) (Details 3) (StockOptions [Member], USD $)	12 Months Ended
Mar. 31, 2013
StockOptions [Member]
Number of Options Outstanding	10,000,000
Number of Options Granted	0
Number of Options Exercised	0
Number of Options cancelled/forfeited	0
Number of Options Outstanding, Ending	10,000,000
Number of Options Exercisable	10,000,000
Weighted Average Exercise Price Outstanding	$ 0.1
Weighted Average Exercise Price Granted	$ 0
Weighted Average Exercise Price Exercised	$ 0
Weighted Average Exercise Price Forfeited	$ 0
Weighted Average Exercise Price Outstanding	$ 0.1
Weighted Average Exercise Price Exercisable	$ 0.1
Weighted Average Remaining Contractual Life (in years) Outstanding	8 years 11 months 1 day
Weighted Average Remaining Contractual Life (in years) Exercisable	8 years 11 months 1 day
Aggregate Intrinsic Value Outstanding, Beginning	$ 400,000
Aggregate Intrinsic Value Outstanding, End	400,000
Aggregate Intrinsic Value Exercisable	$ 400,000

9. Provision For Income Taxes (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Provision For Income Taxes Details
Net operating losses	$ 10,300,000	$ 7,700,000
Valuation allowance	(10,300,000)	(7,700,000)
Deferred Tax Assets, Net	$ 0	$ 0

9. Provision For Income Taxes (Details 1)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Provision For Income Taxes Details 1
Federal statutory rate	(34.00%)	(34.00%)
State income taxes, net of federal benefits	3.30%	3.30%
Valuation allowance	30.70%	30.70%
Effective Income Tax Rate	0.00%	0.00%